Description of Organization and Business Operations (Details) - USD ($)					5 Months Ended	9 Months Ended
	Oct. 12, 2021	Dec. 07, 2020	Dec. 07, 2020	Dec. 07, 2020	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2021
Description of Organization and Business Operations (Details) [Line Items]
Sale of stock issue price per share						$ 11.50
Gross proceeds						$ 253,000,000
Proceeds from the issuance of warrants						$ 11,216,333
Term of restricted investments						185 days
Temporary equity redemption price per share	$ 10.00
Cash and cash equivalents						$ 13,955
Net working capital						20,590
Franchise Tax Payable						82,000
Gross Proceeds Amount						$ 750,000
Shares issued						72,143,708
Aggregate of common stock shares						39,477,026
Additional share of common stock						10,000,000
Purchase price per share (in Dollars per share)						$ 10.00
Aggregate purchase price (in Dollars)						$ 173,000,000.0
Aggregate redemption price (in Dollars)	$ 101,400,000
Business combination transaction (in Dollars)	$ 152,000,000
Common stock shares exercise price per share (in Dollars per share)						$ 11.50
Aggregate common stock shares options						11,276,706
LIVE OAK ACQUISITION CORP. I I [Member]
Description of Organization and Business Operations (Details) [Line Items]
Company incorproation date of incorporation					Aug. 12, 2020
Gross proceeds					$ 253,000,000
Proceeds from the issuance of warrants					$ 11,216,333
Restricted investment per share value					$ 10.00
Term of restricted investments					185 days
Net intangible assets					$ 5,000,001
redemption percentage					15.00%
Business combination redeemed percentage							100.00%
Dissolution expense					$ 100,000
Minimum per share to be maintained in the trust account					$ 10.00
Shares issued price per share					$ 0.01
Navitas Ireland [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of stock issue price per share						$ 0.0001
Aggregate of common stock shares						375,189
Acquire aggregate shares						11,276,706
Navitas Delaware [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of stock issue price per share						$ 0.0001
PIPE [Member]
Description of Organization and Business Operations (Details) [Line Items]
Aggregate of common stock shares						17,300,000
Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shares Outstanding						117,733,507
Common Stock [Member] | Navitas Ireland [Member]
Description of Organization and Business Operations (Details) [Line Items]
Aggregate of common stock shares						39,477,026
Common Stock [Member] | PIPE [Member]
Description of Organization and Business Operations (Details) [Line Items]
Aggregate of common stock shares						17,300,000
Minimum [Member] | LIVE OAK ACQUISITION CORP. I I [Member]
Description of Organization and Business Operations (Details) [Line Items]
Fair market value of assets of the acquire as a percentage of the assets in the trust account					80.00%
Equity method investment ownership percentage					50.00%
Common Class A [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of stock issue price per share						$ 0.0001
Temporary equity redemption price per share					$ 10.00	10.00
Shares issued price per share						$ 0.361
Aggregate of common stock shares						39,477,026
Common Class A [Member] | LIVE OAK ACQUISITION CORP. I I [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of stock issue price per share		$ 10.00	$ 10.00	$ 10.00	10.00
Gross proceeds			$ 253,000,000,000,000
Temporary equity redemption price per share					$ 10.00
Common Class B [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of stock issue price per share						$ 0.0001
Aggregate of common stock shares						6,315,000
Shares Outstanding						6,315,000
IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of stock issue price per share		$ 10.00	$ 10.00	$ 10.00
Gross proceeds				$ 253,000,000.0
Borrowings						$ 240,000
Shares issued						4,666,667
Initial public offering shares	10,135,544	25,300,000	25,300,000	25,300,000
Gross proceeds (in Dollars)		$ 253,000,000.0
Transaction costs (in Dollars)		13,064,337
Underwriting fees (in Dollars)		4,610,000
Deferred underwriting fees (in Dollars)		8,067,500
Other offering cost expanses (in Dollars)		$ 386,837
Purchase Founder Shares amount (in Dollars)						$ 25,000
IPO [Member] | Common Class A [Member] | LIVE OAK ACQUISITION CORP. I I [Member]
Description of Organization and Business Operations (Details) [Line Items]
Initial public offering shares			25,300,000
Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Initial public offering shares		3,300,000	3,300,000	3,300,000
Over-Allotment Option [Member] | Common Class A [Member] | LIVE OAK ACQUISITION CORP. I I [Member]
Description of Organization and Business Operations (Details) [Line Items]
Initial public offering shares			3,300,000
Public Shares [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shares issued price per share	$ 10.00
Restricted Stock Units [Member]
Description of Organization and Business Operations (Details) [Line Items]
Aggregate of common stock shares						4,525,344
Acquire aggregate shares						4,525,344
Private Placement Warrants [Member]
Description of Organization and Business Operations (Details) [Line Items]
Initial public offering shares						4,666,667
Sale of stock issue price per share						$ 1.50
Class of warrants or rights warrants issued during the period						4,666,667
Class of warrants or rights warrants issue price per unit						$ 1.50
Proceeds from the issuance of warrants						$ 7,000,000.0
Aggregate of common stock shares						4,666,667
Private Placement Warrants [Member] | LIVE OAK ACQUISITION CORP. I I [Member]
Description of Organization and Business Operations (Details) [Line Items]
Class of warrants or rights warrants issued during the period					4,666,667
Class of warrants or rights warrants issue price per unit					$ 1.50
Proceeds from the issuance of warrants					$ 7,000,000,000,000
Shares issued					4,666,667
Public Warrants [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of stock issue price per share						$ 9.20
Aggregate of common stock shares						8,433,333
Public Warrants [Member] | LIVE OAK ACQUISITION CORP. I I [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shares issued					8,433,333